CASH AND BORROWINGS - Year end financial liabilities by contractual maturity (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	$ 343	$ 327
Trade and other payables	858	877
Private placement notes	1,292	1,320
Acquisition consideration	127	160
Current swaps/forward foreign exchange contracts - outflow	2,394	2,737
Current swaps/forward foreign exchange contracts - inflow	2,393	2,739
Total	2,621	2,682
Within one year or on demand
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	39	27
Trade and other payables	854	873
Private placement notes	164	36
Acquisition consideration	78	36
Current swaps/forward foreign exchange contracts - outflow	2,394	2,737
Current swaps/forward foreign exchange contracts - inflow	2,393	2,739
Total	1,136	970
Between one and two years
Disclosure of detailed information about borrowings [line items]
Trade and other payables	1	1
Private placement notes	35	161
Acquisition consideration	21	50
Total	57	212
Between two and five years
Disclosure of detailed information about borrowings [line items]
Bank overdrafts and loans	304	300
Trade and other payables	1	1
Private placement notes	571	476
Acquisition consideration	25	69
Total	901	846
After five years
Disclosure of detailed information about borrowings [line items]
Trade and other payables	2	2
Private placement notes	522	647
Acquisition consideration	3	5
Total	$ 527	$ 654